Supplemental Equity and Comprehensive Income Information	12 Months Ended
Dec. 31, 2015
Supplemental Equity and Comprehensive Income Information
Supplemental Equity and Comprehensive Income Information

NOTE 6.  Supplemental Equity and Comprehensive Income Information

Common stock ($.01 par value per share) of 3.0 billion shares is authorized, with 944,033,056 shares issued. Treasury stock is reported at cost, with 334,702,932 shares at December 31, 2015,  308,898,462 shares at December 31, 2014, and 280,736,817 shares at December 31, 2013. Preferred stock, without par value, of 10 million shares is authorized but unissued.

In 2015, 3M’s Board of Directors declared a second, third, and fourth quarter dividend of $1.025 per share, which resulted in total year 2015 declared dividends of $3.075 per share. In December 2014, 3M’s Board of Directors declared a first-quarter 2015 dividend of $1.025 per share (paid in March 2015), which when added to second, third and fourth quarter 2014 declared dividends of $0.855 per share, resulted in total year 2014 declared dividends of $3.59 per share. In December 2013, 3M’s Board of Directors declared a first-quarter 2014 dividend of $0.855 per share (paid in March 2014). This resulted in total year 2013 declared dividends of $3.395 per share.

Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

		Defined Benefit	Debt and	Cash Flow	Accumulated
		Pension and	Equity	Hedging	Other
	Cumulative	Postretirement	Securities,	Instruments,	Comprehensive
	Translation	Plans	Unrealized	Unrealized	Income
(Millions)	Adjustment	Adjustment	Gain (Loss)	Gain (Loss)	(Loss)
Balance at December 31, 2012, net of tax:	$230	$(4,955)	$(2)	$(23)	$(4,750)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(462)	1,361	—	(98)	801
Amounts reclassified out	—	569	—	122	691
Total other comprehensive income (loss), before tax	(462)	1,930	—	24	1,492
Tax effect	44	(690)	—	(9)	(655)
Total other comprehensive income (loss), net of tax	(418)	1,240	—	15	837
Balance at December 31, 2013, net of tax:	$(188)	$(3,715)	$(2)	$(8)	$(3,913)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(856)	(2,638)	2	171	(3,321)
Amounts reclassified out	—	360	1	(4)	357
Total other comprehensive income (loss), before tax	(856)	(2,278)	3	167	(2,964)
Tax effect	(92)	716	(1)	(60)	563
Total other comprehensive income (loss), net of tax	(948)	(1,562)	2	107	(2,401)
Impact from purchase of subsidiary shares	41	(16)	—	—	25
Balance at December 31, 2014, net of tax	$(1,095)	$(5,293)	$—	$99	$(6,289)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(447)	367	—	212	132
Amounts reclassified out	—	537	—	(174)	363
Total other comprehensive income (loss), before tax	(447)	904	—	38	495
Tax effect	(137)	(415)	—	(13)	(565)
Total other comprehensive income (loss), net of tax	(584)	489	—	25	(70)
Balance at December 31, 2015, net of tax:	$(1,679)	$(4,804)	$—	$124	$(6,359)

Income taxes are not provided for foreign translation relating to permanent investments in international subsidiaries, but tax effects within cumulative translation does include impacts from items such as net investment hedge transactions. Reclassification adjustments are made to avoid double counting in comprehensive income items that are also recorded as part of net income.

Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

	Amounts Reclassified from
	Accumulated Other Comprehensive Income
(Millions)	Year ended	Year ended	Year ended
Details about Accumulated Other	December 31,	December 31,	December 31,	Location on Income
Comprehensive Income Components	2015	2014	2013	Statement
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset	$1	$1	$1	See Note 11
Prior service benefit	79	59	77	See Note 11
Net actuarial loss	(626)	(420)	(647)	See Note 11
Curtailments/Settlements	9	—	—	See Note 11
Total before tax	(537)	(360)	(569)
Tax effect	176	122	197	Provision for income taxes
Net of tax	$(361)	$(238)	$(372)

Debt and equity security gains (losses)
Sales or impairments of securities	$—	$(1)	$—	Selling, general and administrative expenses
Total before tax	—	(1)	—
Tax effect	—	—	—	Provision for income taxes
Net of tax	$—	$(1)	$—

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts	$178	$3	$(11)	Cost of sales
Foreign currency forward contracts	—	—	(108)	Interest expense
Commodity price swap contracts	(2)	2	(2)	Cost of sales
Interest rate swap contracts	(2)	(1)	(1)	Interest expense
Total before tax	174	4	(122)
Tax effect	(63)	(1)	45	Provision for income taxes
Net of tax	$111	$3	$(77)
Total reclassifications for the period, net of tax	$(250)	$(236)	$(449)

Purchase and Sale of Subsidiary Shares

On September 1, 2014, 3M (via Sumitomo 3M Limited) purchased Sumitomo Electric Industries, Ltd.’s 25 percent interest in 3M’s consolidated Sumitomo 3M Limited subsidiary for 90 billion Japanese Yen. Upon completion of the transaction, 3M owned 100 percent of Sumitomo 3M Limited. This transaction was recorded as a financing activity (Purchase of noncontrolling interest) in the statement of cash flows.

In April 2014, 3M purchased the remaining noncontrolling interest in a consolidated 3M subsidiary for an immaterial amount, which was classified as a financing activity (Purchase of noncontrolling interest) in the consolidated statement of cash flows.

The following table summarizes the effects of these 2014 transactions on equity attributable to 3M Company shareholders:

Year ended
(Millions)	December 31, 2014
Net income attributable to 3M	$4,956
Impact of purchase of subsidiary shares	(409)
Change in 3M Company shareholders’ equity from net income
attributable to 3M and impact of purchase of subsidiary shares	$4,547

In March 2013, 3M sold shares in 3M India Limited, a subsidiary of the Company, in return for $8 million. The noncontrolling interest shares of this subsidiary trade on a public exchange in India. This sale of shares complied with an amendment to Indian securities regulations that required 3M India Limited, as a listed company, to achieve a minimum public shareholding of at least 25 percent. As a result of this transaction, 3M’s ownership in 3M India Limited was reduced from 76 percent to 75 percent. The $8 million received in the first quarter of 2013 was classified as other financing activity in the consolidated statement of cash flows. Because the Company retained its controlling interest, the sale resulted in an increase in 3M Company shareholder’s equity of $7 million and an increase in noncontrolling interest of $1 million.